Financial Instruments - Maximum Exposure to Credit Risk (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	₩ 21,536,444	₩ 19,479,410
Cash and cash equivalents [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,612,530	2,447,619
Derivative financial assets [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	68,290	147,582
Fair value through profit or loss [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,970
Available-for-sale financial assets [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	192,866	51,649
Held-to-maturity financial assets [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,211	2,470
Loans and receivables [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	9,099,444	7,104,940
Trade accounts and notes receivables, net [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,824,563	9,674,026
Long-term trade accounts and notes receivable, net [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	₩ 731,570	₩ 51,124